Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Warrants reclassified to equity			$ 706
Credit loss expense
Amount of participation in research and development expense		0	0	$ 92
Warrants’ liability			10
Operating lease term period		5 years
Monthly deposit rate percent		8.33%
Expense contributions		$ 313	$ 275	$ 266
Tax position percentage		50.00%
Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants reclassified to equity	$ 1,649
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term period		5 years